Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables
Schedule of trade receivables
	December 31, 2021	December 31, 2020
Trade receivables	505,190	501,498
Related Parties (Note 20)	46,824	22,791
( - ) Impairment losses on trade receivables	(46,500)	(32,055)
	505,514	492,234

Schedule of maturities of trade receivables
	December 31, 2021	December 31, 2020
Not yet due	417,233	425,327
Past due
Up to 30 days	9,657	8,456
From 31 to 60 days	10,331	10,931
From 61 to 90 days	7,366	8,764
From 91 to 180 days	21,154	15,539
From 181 to 360 days	23,852	18,038
Over 360 days	15,597	12,279
Total past due	87,957	74,007
Customers in bankruptcy	-	2,164
Related parties (note 20)	46,824	22,791
Impairment losses on trade receivables	(46,500)	(32,055)
	505,514	492,234

Schedule of expected credit losses for aging
	As of December 31, 2021		As of December 31, 2020
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%) (i)	Lifetime ECL (R$)
Not yet due	0.30%	1,263	0.10%	432
Past due
Up to 30 days	12.67%	1,219	6.19%	523
From 31 to 60 days	17.01%	1,769	12.92%	1,413
From 61 to 90 days	23.75%	1,764	20.64%	1,809
From 91 to 180 days	35.71%	7,608	43.66%	6,785
From 181 to 360 days	72.90%	17,399	51.67%	9,320
Over 360 days	99.23%	15,478	78.26%	9,609
		46,500		29,891
Customers in bankruptcy (i)	100.00%	-	100.00%	2,164
Impairment losses on trade receivables		46,500		32,055

(i)	At December 31, 2020 the Company’s Management recorded 100% impairment losses for three of its customers that filed for bankruptcy. These corporate customers were national booksellers that were present in the main cities of Brazil and therefore were considered as strategic marketplaces for the sale of our published materials to final customers (students, teachers, and schools). The Company did not identify customers in bankruptcy as of December 31, 2021.

Schedule of changes in impairment losses on trade receivables
	December 31, 2021	December 31, 2020	December 31, 2019
Opening balance	32,055	22,524	19,397
Additions (i)	39,326	29,870	6,936
Reversals	(2,854)	(4,855)	(1,975)
Write offs (ii)	(22,027)	(15,484)	(1,834)
Closing balance	46,500	32,055	22,524

(i)	The Company increased the recognition of provisions for expected losses due to macro-economic environment and considered the impact of COVID-19 effects which resulted in the temporary closing of schools and institutes, determined by States and Municipalities in the year ended December 31, 2021 and 2020.
(ii)	The Company assessed its customers credit lines, that were partially renegotiated. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 22,027 as write-off as of December 31, 2021 (R$ 15,484 as of December 31, 2020).